Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
Summary of Assumptions Used to Compute Fair Value

The following table summarizes assumptions used to compute the fair value of options granted:

Year Ended December 31,
	2025	2024
Stock price	N/A	$146 - 305
Exercise price	N/A	$146 - 2,500
Expected volatility	N/A	61.00 - 62.12%
Expected term (in years)	N/A	5.61 - 6.08
Risk-free interest rate	N/A	4.20 - 4.45%

Summary of Stock Option Activity

A summary of stock option activity under the Plan is as follows:

	Shares Underlying Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Intrinsic Value
Outstanding at December 31, 2024	2,566	$1,618.30	8.52	$—
Granted	10,058	210.45	—	—
Expired	(28)	2,479.66	—	—
Forfeited	(43)	1,700.47	—	—
Outstanding at December 31, 2025	12,553	$343.74	8.64	—
Exercisable at December 31, 2025	3,913	$610.35	8.15	$—

Summary of Activity with Respect Status of, RSUs

A summary of the activity with respect to, and status of, RSUs during the year ended December 31, 2025 is presented below:

	Units	Weighted Average Grant Date Fair Value
Outstanding at December 31, 2024	34,078	$17.40
Granted	595,529	7.03
Vested	(200,954)	11.91
Forfeited	(14,751)	8.49
Outstanding at December 31, 2025	413,902	$7.45